CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Southwest Gas Holdings, Inc.	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Noncontrolling interest
Beginning balance (in shares) at Dec. 31, 2018			53,026,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances (in shares)			1,981,000
Ending balance (in shares) at Dec. 31, 2019			55,007,000
Beginning balance at Dec. 31, 2018			$ 54,656	$ 1,305,769	$ (52,668)	$ 944,285	$ (452)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances			1,981	161,620
Change in ownership of noncontrolling interest				(452)			452
Foreign currency exchange translation adjustment					2,038
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax					(8,643)
FSIRS amounts reclassified to net income, net of tax	$ 2,541				2,541
Net income (loss)						213,936
Dividends declared						(119,149)
Ending balance at Dec. 31, 2019	$ 2,505,914	$ 2,505,914	$ 56,637	1,466,937	(56,732)	1,039,072	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared per share (in USD per share)	$ 2,180
Common stock issuances (in shares)			2,186,000
Ending balance (in shares) at Dec. 31, 2020	57,192,925		57,193,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances			$ 2,186	142,218
Foreign currency exchange translation adjustment					1,713
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax					(8,451)
FSIRS amounts reclassified to net income, net of tax	$ 2,467				2,467
Net income (loss)						232,324
Redemption value adjustment	74,513					(74,513)
Dividends declared						(128,905)
Ending balance at Dec. 31, 2020	$ 2,674,953	2,674,953	$ 58,823	1,609,155	(61,003)	1,067,978	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared per share (in USD per share)	$ 2,280
Common stock issuances (in shares)			3,229,000
Ending balance (in shares) at Dec. 31, 2021	60,422,081		60,422,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances			$ 3,229	219,298
Promissory notes in association with redeemable noncontrolling interest	$ (4,237)
Foreign currency exchange translation adjustment					20
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax					12,570
FSIRS amounts reclassified to net income, net of tax	1,652				1,652
Net income (loss)						200,779
Redemption value adjustment	12,016					(12,016)
Dividends declared						(142,428)
Ending balance at Dec. 31, 2021	$ 2,953,820	$ 2,953,820	$ 62,052	$ 1,824,216	$ (46,761)	$ 1,114,313	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared per share (in USD per share)	$ 2,380